Insurance Liabilities	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Insurance Liabilities	Insurance Liabilities
FUTURE POLICY BENEFITS
Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in Future policy benefits are liabilities for annuities issued in structured settlements whereby a claimant receives life contingent payments over their lifetime or guaranteed payments over a defined period. Also included are pension risk transfer arrangements whereby an upfront premium is received in exchange for guaranteed retirement benefits. All payments under these arrangements are fixed and determinable with respect to their amounts and dates. Also included in Future policy benefits, are reserves for contracts in loss recognition, including the adjustment to reflect the effect of unrealized gains on fixed maturity securities available for sale with related changes recognized through Other comprehensive income (loss).
Future policy benefits also include certain guaranteed benefits of annuity products that are not considered embedded derivatives.
For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. Universal life account balances are reported in Policyholder contract deposits, while these additional liabilities related to universal life products are reported within Future Policy Benefits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income (loss). The primary policyholder behavior assumptions for these liabilities include mortality, lapses and premium persistency. The primary capital market assumptions used for the liability for universal life secondary guarantees include discount rates and net earned rates.
The following table presents the liability for universal life policies with secondary guarantees and similar features (excluding account balances and embedded derivatives):

	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$4,505	$4,751	$3,794
Incurred guaranteed benefits*	740	603	1,034
Paid guaranteed benefits	(588)	(489)	(470)
Changes related to unrealized appreciation (depreciation) of investments	(1,832)	(360)	393
Balance, end of year	$2,825	$4,505	$4,751
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*Incurred guaranteed benefits include the portion of assessments established as additions to reserves as well as changes in estimates (assumption unlockings) affecting these reserves.
The following table presents details concerning our universal life policies with secondary guarantees and similar features:

	December 31,	December 31,
(dollars in millions)	2022	2021
Account value	$3,514	$3,313
Net amount at risk	$69,335	$65,801
Average attained age of contract holders	53.0	53
The liability for future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product and range from approximately 0.2% to 14.6%. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.
In addition, the Company offers other guarantees such as maturity extension riders to UL policyholders.
The following table presents Future policy benefits by contract type*:

December 31,	2022			2021
(in millions)	Traditional Benefits	Interest-Sensitive Benefits	Total	Traditional Benefits	Interest-Sensitive Benefits	Total
Future policy benefits:
Individual Retirement	$1,493	$828	$2,321	$1,374	$1,530	$2,904
Group Retirement	221	130	351	226	245	471
Life Insurance	12,338	3,177	15,515	12,037	4,928	16,965
Institutional Markets	16,307	—	16,307	14,194	—	14,194
Fortitude Re	22,716	56	22,772	23,217	—	23,217
Total Future policy benefits	$53,075	$4,191	$57,266	$51,048	$6,703	$57,751
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*Traditional benefits represent future policy benefits for traditional long-duration insurance contracts such as life contingent payout annuities, participating life, traditional life and accident and health insurance. Interest-sensitive benefits represent future policy benefits for investment-oriented contracts such as universal life, variable and fixed annuities, and fixed index annuities.
POLICYHOLDER CONTRACT DEPOSITS
The liability for Policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.0% to 9.0% at
December 31, 2022, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to Policyholder contract deposits upon receipt. Amounts assessed against the policyholders for mortality, administrative, and other services are included in revenues.
In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) indexed and variable features accounted for as embedded derivatives at fair value, and (b) annuities issued in a structured settlement arrangement with no life contingency.
For additional information on guaranteed benefits accounted for as embedded derivatives see Note 10.
The following table presents Policyholder contract deposits by segment:

December 31,
(in millions)	2022	2021
Policyholder contract deposits(a)(b):
Individual Retirement	$90,069	$87,664
Group Retirement	43,332	44,087
Life Insurance	10,258	10,299
Institutional Markets	11,718	10,970
Fortitude Re (c)	3,589	3,826
Total Policyholder contract deposits	$158,966	$156,846
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(a)As of December 31, 2022, reserves related to Embedded Derivatives as part of Policyholder contract deposit include $5.8 billion in Individual Retirement, $653 million in Group Retirement, $710 million in Life Insurance and $41 million in Institutional Markets. As of December 31, 2021, reserves related to Embedded Derivatives as part of Policyholder contract deposit include $8.0 billion in Individual Retirement, $891 million in Group Retirement, $765 million in Life Insurance and $54 million in Institutional Markets.
(b)As of December 31, 2022, FHLB funding agreements included in Policyholder contract deposits include $1.1 billion in Individual Retirement, $209 million in Group Retirement and $3.2 billion in Institutional Markets. As of December 31, 2021, FHLB funding agreements included in Policyholder contract deposits include $1.1 billion in Individual Retirement, $209 million in Group Retirement and $2.2 billion in Institutional Markets.
(c)Balances related to Fortitude Re are a component of Corporate and Other.
Funding Agreements
Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by funding agreements issued to the trust by one of our Life and Retirement companies.
USL is a member of the FHLB of New York, while VALIC and AGL are members of the FHLB of Dallas. Membership with both FHLBs provides us with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. Our ownership in the FHLB stock is reported in Other invested assets within the Consolidated Balance Sheets. Pursuant to the membership terms, we elected to pledge such stock to the FHLB as collateral for our obligations under agreements entered into with the FHLB.
Our net borrowing capacity under such facilities with FHLB of Dallas and FHLB of New York as of December 31, 2022 is $4.4 billion. As of December 31, 2022, we pledged $7.4 billion as collateral to the FHLB, including assets backing funding agreements.
Corebridge issued the following funding agreements to the FHLB of Dallas and FHLB of New York; these obligations are reported in Policyholder contract deposits in the Consolidated Balance Sheets:
The following table presents details concerning our funding agreements as of December 31, 2022:

December 31, 2022		Payments due by period
(in millions)	Gross Amounts	2023	2024-2025	2026-2027	Thereafter	Stated Interest rates
FHLB Facility
FHLB of Dallas	$3,357	$—	$52	$378	$2,927	DNU Auction* + 22 to 30 bps
FHLB of Dallas	1,000	—	—	1,000	—	3.53%
FHLB of New York	241	—	241	—	—	1.52% to 2.70%
	$4,598	$—	$293	$1,378	$2,927
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*Discount Note Advance (“DNA”) Auction is based on either a 4-Week or 3-Month tenor, depending on contractual terms of each borrowing.
OTHER POLICYHOLDER FUNDS
Other policyholder funds include unearned revenue reserves (“URR”), which were approximately $2.3 billion and $1.8 billion as of December 31, 2022 and December 31, 2021, respectively. URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in Policy fees. Similar to unrealized appreciation (depreciation) of investments for DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on EGPs, with related changes recognized through Other comprehensive income.
Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating life business represented approximately 0.7% and 1.2% of gross insurance in force at December 31, 2022 and December 31, 2021, respectively and 1.3% and 1.7% of gross domestic premiums and other considerations in 2022 and 2021, respectively. Our gross participating reserves are approximately $2.4 billion at December 31, 2022, of which all but $3 million has been ceded. The majority of the participating business has been ceded to Fortitude Re. The amount of annual dividends to be paid is approved by the boards of directors of the insurance operations companies. Provisions for future dividend payments are computed by jurisdiction, reflecting local regulations. The portions of current and prior net income and of current unrealized appreciation of investments that can inure to our benefit are restricted in some cases by the insurance contracts and by the insurance regulations of the jurisdictions in which the policies are in force.
Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in Other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.
VARIABLE ANNUITIESWe report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as Separate account liabilities.
Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits (“GMDB”) or guaranteed living benefits included in Future policy benefits or Policyholder contract deposits, respectively.
Amounts assessed against the policyholders for mortality, administrative and other services are included in policy fees. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such separate accounts are offset within the same line in the Consolidated Statements of Income.
Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits primarily include GMWB. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e., the features are mutually exclusive (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse’s death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,		December 31,
	2022		2021
(in millions)	Individual Retirement	Group Retirement	Individual Retirement	Group Retirement
Equity funds	$22,473	$24,491	$28,524	$33,718
Bond funds	3,722	3,966	4,651	4,364
Balanced funds	17,311	5,082	23,018	6,293
Money market funds	702	552	546	459
Total	$44,208	$34,091	$56,739	$44,834
GMDB
Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract, less any partial withdrawals plus a minimum return (and in rare instances, no minimum return); (b) return of premium whereby the benefit is the greater of the current account value or premiums paid less any partial withdrawals; (c) rollups whereby the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified rates up to specified ages; or (d) the highest contract value attained, typically on any anniversary date less any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.
The liability for GMDB, which is recorded in Future policy benefits, represents the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through Policyholder benefits. The net amount at risk for the GMDB feature represents the amount of guaranteed benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.
The following table presents details concerning our GMDB exposures by benefit type for Individual Retirement:

December 31,	2022
(dollars in millions)	Return of Account Value	Return of Premium	Rollups	Highest Contract Value Attained
Account values:
General account	$443	$3,925	$421	$1,310
Separate accounts	3,288	27,251	1,703	11,966
Total account values	$3,731	$31,176	$2,124	$13,276
Net amount at risk - gross	$—	$755	$420	$2,313
Net amount at risk - net	$—	$749	$383	$2,077
Average attained age of contract holders by product	67	70	75	72
Percentage of policyholders age 70 and over	30.3%	50.3%	68.2%	60.2%
Range of guaranteed minimum return rates	0.0% - 4.5%
December 31,	2021
Account values:
General account	$382	$4,055	$447	$1,366
Separate accounts	3,543	34,811	2,453	15,932
Total account values	$3,925	$38,866	$2,900	$17,298
Net amount at risk - gross	$—	$22	$363	$341
Net amount at risk - net	$—	$21	$327	$257
Average attained age of contract holders by product	66	70	75	71
Percentage of policyholders age 70 and over	27.8%	47.0%	66.9%	58.1%
Range of guaranteed minimum return rates	0.0% - 4.5%
The following table presents details concerning our GMDB exposures by benefit type for Group Retirement:

December 31,	2022
(dollars in millions)	Return of Account Value	Return of Premium	Rollups*	Highest Contract Value Attained
Account values:
General account	$37	$5,301	$17,980	$3
Separate accounts	257	4,600	29,177	57
Total Account Values	$294	$9,901	$47,157	$60
Net amount at risk - gross	$—	$32	$349	$12
Net amount at risk - net	$—	$32	$349	$12
Average attained age of contract holders by product	65	65	63	68
Percentage of policyholders age 70 and over	18.7%	19.4%	15.4%	32.6%
Range of guaranteed minimum return rates	0.0% - 4.5%
December 31,	2021
Account values:
General account	$35	$5,511	$18,863	$4
Separate accounts	290	6,056	38,419	69
Total Account Values	$325	$11,567	$57,282	$73
Net amount at risk - gross	$—	$9	$152	$—
Net amount at risk - net	$—	$9	$152	$—
Average attained age of contract holders by product	64	64	63	68
Percentage of policyholders age 70 and over	14.9%	17.9%	14.2%	31.1%
Range of guaranteed minimum return rates	0.0%-4.5%
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*Group Retirement guaranteed rollup benefits generally revert to the return of premium at age 70. As of December 31, 2022, this includes 202,994 contracts for policyholders age 70 and over, with associated account values of $8.5 billion held in the general account and $6.9 billion held in separate accounts; as of December 31, 2021, this includes 192,606 contracts for policyholders age 70 and over, with associated account values of $8.3 billion held in the general account and $8.5 billion held in separate accounts. These contracts which have reverted to return of premium benefits due to the attained age of the policyholder represent a net amount at risk of $64 million and $19 million at December 31, 2022 and December 31, 2021, respectively.
The following summarizes the Individual Retirement GMDB liability related to variable annuity contracts:

	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$445	$382	$371
Reserve increase (decrease)	109	103	36
Benefits paid	(67)	(33)	(41)
Changes related to unrealized appreciation (depreciation) of investments	(53)	(7)	16
Balance, end of year	$434	$445	$382
The following summarizes the Group Retirement GMDB liability related to variable annuity contracts, excluding assumed reinsurance*:

	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$35	$40	$21
Reserve increase (decrease)	12	3	2
Benefits paid	(2)	(2)	(2)
Changes related to unrealized appreciation (depreciation) of investments	(29)	(6)	19
Balance, end of year	$16	$35	$40
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*The assumed reinsurance reserves for GMDB liability related to variable annuity contract is $14 million, $16 million and $16.7 million as of December 31, 2022, 2021 and 2020, respectively.
Assumptions used to determine the GMDB liability include interest credited that varies by year of issuance and products; mortality rates that are based upon actual experience modified to allow for variations in policy form; withdrawal and lapse rates that are based upon actual experience modified to allow for variations in policy features; investment returns, based on stochastically generated scenarios; and asset yields that include a reversion to the mean methodology, similar to that applied for DAC. We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to Policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.
GMWB
Certain of our variable annuity contracts contain optional GMWB benefits. GMWB benefits related to variable annuity contracts are recorded in Policyholder contract deposits and are accounted for as embedded derivatives measured at fair value, with changes in the fair value recorded in Net realized gains (losses). The net fair value of these GMWB embedded derivatives for Individual Retirement was $0.7 billion and $2.4 billion as of December 31, 2022 and December 31, 2021, respectively. The net fair value of these GMWB embedded derivatives for Group Retirement was $(9) million and $74 million as of December 31, 2022 and December 31, 2021, respectively.
For a discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives, see Note 4.
Account values covered by the variable annuity GMWB for Individual Retirement totaled $39.2 billion and $48.4 billion as of December 31, 2022 and 2021, respectively. Account values covered by the variable annuity GMWB for Group Retirement totaled $2.1 billion and $2.8 billion as of December 31, 2022 and 2021, respectively. The variable annuity GMWB liability exposure is the present value of minimum guaranteed withdrawal payments that are, in excess of account value, assuming no lapses, or $198 million and $471 million as of December 31, 2022 and 2021 for Individual Retirement, respectively, and $8 million and $24 million as of December 31, 2022 and 2021 for Group Retirement, respectively. We use investment derivatives and other financial instruments to mitigate a portion of this exposure.
FIXED ANNUITY AND FIXED INDEX ANNUITIESWe offer fixed annuity products, which include immediate, fixed deferred, and indexed deferred income annuities. Certain deferred annuity products offer optional income protection features. The fixed annuities product line maintains an industry-leading position in the U.S. bank distribution channel by designing products collaboratively with banks and offering an efficient and flexible administration program. We have recently started offering fixed annuities with an optional living guaranteed feature that provides lifetime income protection. Our fixed index annuity products provide growth potential based in part on the performance of a market index as well as optional living guaranteed features that provide lifetime income protection. Fixed index annuities are distributed primarily through banks, broker-dealers, independent marketing organizations and independent insurance agents.
With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. Once the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount; for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. The liability for these GMWB benefits, which are primarily recorded in Future policy benefits, represents the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through Policyholder benefits. Certain of our fixed index annuity contracts, which are not offered through separate accounts, offer both optional GMWB and GMDB benefits. Our fixed annuity contracts only offer optional GMWB.
The liability for the majority of our GMWB and GMDB benefits in fixed index annuity contracts and all of the GMWB benefits in fixed annuity contracts are not accounted for as embedded derivatives.
GMWB
Certain of our fixed annuity and fixed index annuity contracts, which are not offered through separate accounts, contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. Once the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount; for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is/are living. The liability for GMWB benefits in fixed annuity and fixed index annuity contracts, which are primarily recorded in Future policy benefits, represents the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through Policyholder benefits.
The liability for the majority of our GMWB benefits in fixed annuity and fixed index annuity contracts are not accounted for as embedded derivatives.
The following table presents the Individual Retirement details concerning our fixed annuities and fixed index annuities GMWB and GMDB exposures that are not accounted for as derivatives, by benefit type:

December 31,	2022
(dollars in millions)	Fixed Annuities	Fixed Index Annuities	Total
Account value*:
Fixed accounts	$3,990	$508	$4,498
Indexed accounts	—	6,653	6,653
Total account values	$3,990	$7,161	$11,151
GMWB and GMDB reserve:
Base reserve	$389	$610	$999
Reserves related to unrealized appreciation of investments	(298)	(308)	(606)
Total GMWB and GMDB reserve	$91	$302	$393
Average attained age of contract holders by product	68	68	—

December 31,	2021
Account values*:
Fixed accounts	$3,541	$487	$4,028
Indexed accounts	—	6,361	6,361
Total account values	$3,541	$6,848	$10,389
GMWB and GMDB reserve:
Base reserve	$270	$467	$737
Reserves related to unrealized appreciation of investments	187	161	348
Total GMWB and GMDB reserve	$457	$628	$1,085
Average attained age of contract holders by product	68	67	—
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*Fixed annuities and fixed index annuities that offer GMWB and GMDB exposures are offered through the general account.
The following table presents the Group Retirement details concerning our fixed annuities and fixed index annuities GMWB exposures that are not accounted for as derivatives, by benefit type:

December 31,	2022
(dollars in millions)	Fixed Annuities	Fixed Index Annuities	Total
Account values*:
Fixed account	$647	$134	$781
Indexed accounts	—	1,365	1,365
Total account values	$647	$1,499	$2,146
GMWB reserves:
Base reserve	$61	$133	$194
Reserves related to unrealized appreciation of investments	(11)	(82)	(93)
Total GMWB reserves	$50	$51	$101
Average attained age of contract holders by product	70	69	—

December 31,	2021
	Fixed Annuities	Fixed Index Annuities	Total
Account values*:
Fixed account	$603	$129	$732
Indexed accounts	—	1,409	1,409
Total account values	$603	$1,538	$2,141
GMWB reserves:
Base reserve	$42	$101	$143
Reserves related to unrealized appreciation of investments	5	46	51
Total GMWB reserves	$47	$147	$194
Average attained age of contract holders by product	69	68	—
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*Fixed annuities and fixed index annuities that offer GMWB exposures are offered through the general account.
The following summarizes the Individual Retirement GMWB liability related to Fixed Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$457	$353	$38
Reserve increase (decrease)	119	132	100
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(485)	(28)	215
Balance, end of year	$91	$457	$353
The following summarizes the Individual Retirement GMWB and GMDB liability related to Fixed Index Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$628	$637	$439
Reserve increase (decrease)	143	94	74
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(469)	(103)	124
Balance, end of year	$302	$628	$637
The following summarizes the Group Retirement GMWB and GMDB liability related to Fixed Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$47	$32	$5
Reserve increase (decrease)	19	18	19
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(16)	(3)	8
Balance, end of year	$50	$47	$32
The following summarizes the Group Retirement GMWB and GMDB liability related to Fixed Index Annuities:

Years Ended December 31,	Years Ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$147	$133	$103
Reserve increase (decrease)	32	30	12
Benefits paid	—	—	—
Changes related to unrealized appreciation (depreciation) of investments	(128)	(16)	18
Balance, end of year	$51	$147	$133